Commitments and Contingencies (Details 4) (USD $)	3 Months Ended		12 Months Ended			0 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended			0 Months Ended	1 Months Ended		12 Months Ended						1 Months Ended		3 Months Ended	12 Months Ended	1 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 23, 2012 Voom Settlement Agreement	Dec. 31, 2012 Voom Settlement Agreement	Mar. 31, 2013 Katz Communications-Patent infringement item	Dec. 31, 2012 Katz Communications-Patent infringement item	Dec. 31, 2007 Katz Communications-Patent infringement item	May 31, 2012 Katz Communications-Patent infringement Maximum	Mar. 31, 2013 Satellite lease guarantees	Dec. 31, 2012 Satellite lease guarantees	Mar. 31, 2013 Satellite transponder guarantees	Dec. 31, 2012 Satellite transponder guarantees	Oct. 11, 2012 ESPN-Affiliation agreements	Oct. 31, 2012 ESPN-Affiliation agreements	Apr. 30, 2009 ESPN-Affiliation agreements	Dec. 31, 2012 ESPN-Affiliation agreements	Dec. 31, 2011 ESPN-Affiliation agreements	Dec. 31, 2008 ESPN-Affiliation agreements	Jun. 21, 2011 ESPN-Affiliation agreements	Dec. 31, 2010 ESPN-Affiliation agreements	Mar. 15, 2010 ESPN-Affiliation agreements	Jul. 31, 2009 Technology Development Licensing-Patent infringement item	Jan. 31, 2008 Voom HD Holdings-Affiliation agreements	Mar. 31, 2013 Pragmatus Minimum item	Dec. 31, 2012 Pragmatus Minimum item	May 31, 2012 Patent infringement or breach of agreement Maximum
Loss contingencies
Guarantee for payments												$ 90,000,000	$ 111,000,000	$ 422,000,000	$ 438,000,000
Guarantee term (in years)												P23M	P26M
Claim amount																					35,000,000					2,500,000,000
Additional claim amount																		30,000,000
Court ruling																						66,000,000		66,000,000
Litigation accrual																			71,000,000				42,000,000
Litigation expense																				24,000,000
Attorneys' fees																5,000,000	5,000,000
General and administrative expenses	145,582,000	160,736,000	616,339,000	570,699,000	573,495,000														5,000,000
Number of days to store HD primetime programs recordings											8 days																		8 days
Loss Contingency Terms
Number of patents the suit alleges infringement of										19
Number of reexamination petitions pending before patent and trademark office								2	2																2
Number of patents remain in the lawsuit								4	4
Cash paid under settlement agreement						700,000,000
Payments under the multi-year affiliation agreement allocated to the fair value of the Voom Settlement Agreement							54,000,000
Fair value of MVDDS Licenses							24,000,000
Litigation expense			$ 730,457,000	$ (316,949,000)	$ 225,456,000		$ 730,000,000
Number of companies against whom similar complaints bought																											40	40